ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2015	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 19, 2015 $ / shares
Longde Wenchuang the Buyer [Member] | AM Advertising [Member]
Organization And Principal Activities [Line Items]
Sale of equity interest, percentage	46.43%	75.00%	75.00%
Sale of equity interest, amount | $		$ 324,183
Equity interest retained	28.57%
Longde Wenchuang the Buyer [Member] | AM Advertising [Member] | RMB [Member]
Organization And Principal Activities [Line Items]
Sale of equity interest, amount | ¥			¥ 2,100,000,000
Mr. Herman Man Guo [Member] | Proposal [Member]
Organization And Principal Activities [Line Items]
Proposed price per share | $ / shares					$ 3.00
Mr. Herman Man Guo [Member] | Proposal [Member] | ADS [Member]
Organization And Principal Activities [Line Items]
Proposed price per share | $ / shares					$ 6.00
AirMedia Online Network Technology Co., Ltd. ("AM Online") [Member] | AirMedia Technology (Beijing) Co., Ltd. ("AM Technology") [Member]
Organization And Principal Activities [Line Items]
Loan to shareholders | ¥				¥ 40,000,000
Term of loan				10 years